Segment Reporting - Schedule of Business Segment Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 43,030	$ 27,545	$ 20,026
Product Sales and Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	25,817	17,583	11,889
Technology Licensing [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	653	1,059	709
Technology Development [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	111	274
Shared Services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	176	290	370
Unallocated Assets [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 16,273	$ 8,339	$ 7,058